12. CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term convertible notes payable	$ 0	$ 98,333	$ 974,479
6% Senior secured convertible notes (2012)
Principal	413,680
Accrued Interest	115,009
Debt Discount	0
Long-term convertible notes payable	528,689
6% Secured convertible note (2014)
Principal	350,000	350,000
Accrued Interest	20,055	9,641
Debt Discount	(172,616)	(261,308)
Long-term convertible notes payable	197,439	98,333
7% Convertible notes ($850,000)
Principal	250,000	250,000
Accrued Interest	73,726	43,973
Debt Discount	(31,251)	(93,753)
Long-term convertible notes payable	292,475	200,220
7% Convertible notes ($1,000,000)
Principal	250,000	250,000
Accrued Interest	104,222	74,468
Debt Discount	(34,101)	(102,279)
Long-term convertible notes payable	320,121	222,189
Total Long term convertible Debt Member
Principal	1,263,680	413,680
Accrued Interest	313,012	71,669
Debt Discount	(237,968)	(20,486)
Long-term convertible notes payable	$ 1,338,724	464,863
Total Long term convertible Debt Member
Principal		1,263,680
Accrued Interest		199,751
Debt Discount		(477,826)
Long-term convertible notes payable		$ 985,605